Inventories (Inventories) (Details) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
Inventories [Abstract]
Components		$ 12,739	$ 10,929
Work in process		6,453	5,575
Finished products	[1]	10,386	9,622
Total inventories		29,578	26,126
Current assets		27,599	24,650
Long term assets		$ 1,979	$ 1,476

[1]	includes systems at customer locations not yet sold, as of December 31, 2015 and 2014, in the amount of $4,612 and $4,532 respectively.